Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Operating activities
Net income (loss)	$ 150,819		$ 127,141	[1]	$ 95,397
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	66,336		51,167		45,316
Amortization of deferred tax benefit on intragroup transfers	0		(912)		(2,363)
Amortization of deferred charges	5,828		1,123		931
Unrealized foreign exchange losses (gains)	(7,435)		13,893		1,040
Drydocking expenditure	(50,979)		(8,288)		(10,543)
Trade accounts receivable	(717)		173		1,698
Inventories	971		(849)		1,440
Prepaid expenses, accrued income and other assets	(9,747)		(6,948)		295
Amount due from/to related companies	1,581		3,781		16,240
Trade accounts payable	(1,820)		2,617		(1,281)
Accrued expenses	(6,632)		14,015		1,134
Interest element included in obligations under capital leases	233		401		897
Other current liabilities	241		(7,971)		6,771
Net cash provided by operating activities	148,679		189,343		156,972
Investing activities
Additions to vessels and equipment	(18,152)		(72,286)		(100,259)
Payments to Acquire Businesses, Net of Cash Acquired	(119,927)	[2]	0		0
Restricted cash and short-term investments	54,027		(6,512)		(2,622)
Net cash (used in) provided by investing activities	(84,052)		(78,798)		(102,881)
Financing activities
Proceeds from issuance of equity	280,586		401,851		0
Proceeds from short-term debt due to related parties	20,000		0		0
Proceeds from long-term debt (including related parties)	230,000		537,194		222,310
Repayments of Related Party Debt	(20,000)		0		0
Repayments of long-term debt (including related parties)	(149,822)		(427,217)		(58,832)
Repayments of obligations under capital leases	(2,365)		(6,287)		(6,151)
Cash Paid for Lease Termination	(250,980)		0		0
Financing costs paid	(4,794)		(8,400)		(854)
Non-controlling interest dividends	(10,604)		(1,799)		(2,399)
Cash dividends paid	(119,875)		(77,588)		(29,276)
Distribution to Golar LNG Limited (Golar) for acquisition of the Golar Freeze	0		0		(231,579)
Dropdown Predecessor dividends	0		0		(24,336)
Distribution to Golar for acquisition of the NR Satu	0		(387,993)		0
Distribution to Golar for acquisition of the Golar Grand	0		(176,769)		0
Contributions from owner’s funding	0		53,572		72,686
Net cash provided by (used in) financing activities	(27,854)		(93,436)		(58,431)
Net increase (decrease) in cash and cash equivalents	36,773		17,109		(4,340)
Cash and cash equivalents at beginning of period	66,327		49,218
Cash and cash equivalents at end of period	103,100		66,327		49,218
Cash paid during the year for:
Interest paid, net of capitalized interest	44,651		40,858		20,415
Income taxes paid	$ 5,575		$ 1,444		$ 1,685

[1]	The post acquisition net income in 2012 relating to the NR Satu (from July 19, 2012 to December 31, 2012) and the Golar Grand (from November 8, 2012 to December 31, 2012) included within net income amounted to $11.5 million and $4.8 million, respectively.
[2]	In addition to the cash consideration paid for the acquisition of the Golar Maria, there were non-cash considerations including assumption of bank debt of $89.5 million (see note 10).